Amortized Cost and Fair Value of Investment Securities (Detail) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 413,973,929	$ 363,539,526
Gross Unrealized gains	8,240,983	8,447,266
Gross Unrealized Losses	1,307,097	1,361,287
Fair Value	420,907,815	370,625,505
Obligations of U.S. Government agencies
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	269,193,449	234,356,518
Gross Unrealized gains	546,153	722,520
Gross Unrealized Losses	628,701	140,550
Fair Value	269,110,901	234,938,488
Mortgage-backed Securities
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	36,386,126	32,434,828
Gross Unrealized gains	2,054,119	2,683,030
Gross Unrealized Losses	18,944
Fair Value	38,421,301	35,117,858
State, county and municipal obligations
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	105,300,892	93,654,718
Gross Unrealized gains	5,640,711	5,041,716
Gross Unrealized Losses	372,243	156,570
Fair Value	110,569,360	98,539,864
Other investments
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,093,462	3,093,462
Gross Unrealized Losses	287,209	1,064,167
Fair Value	$ 2,806,253	$ 2,029,295